Annual Operating Expenses - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund - Fidelity SAI U.S. Momentum Index Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.13%